Trade payables and other current liabilities	6 Months Ended
Jun. 30, 2018
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Note 17. - Trade payables and other current liabilities

Trade payable and other current liabilities as of June 30, 2018 and December 31, 2017 are as follows:

	Balance as June 30,	Balance as December 31,
	2018	2017
	($ in thousands)
Trade accounts payable	97,970	107,662
Down payments from clients	6,483	6,466
Other accounts payable	49,464	41,016
Total	153,917	155,144

Trade accounts payables mainly relate to the operating and maintenance of the plants.

Nominal values of Trade payables and other current liabilities are considered to approximately equal to fair values and the effect of discounting them is not significant.

Other account payable primarily include subordinated debt of Mojave with Abener Teyma Mojave General Partnership (Abener), a related party, with maturity date on October 2018. The repayment will occur if certain technical conditions are fulfilled.